Document And Entity Information	12 Months Ended
Oct. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Caravelle International Group
Trading Symbol	CACO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	50,000,000
Amendment Flag	false
Entity Central Index Key	0001928948
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41573
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#06-17 Paya Lebar Square
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	409051
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#06-17 Paya Lebar Square
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	409051
Contact Personnel Name	Dr. Guohua Zhang
City Area Code	(65)
Local Phone Number	8304 8372
Contact Personnel Email Address	zgh@caravelleglobal.com.cn